Equity Transactions	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Equity Transactions

9. STOCKHOLDERS’ DEFICIT

SERIES C PREFERRED STOCK

In June 2007, Bluegate's board of directors approved the issuance of 48 shares of Series C voting convertible non-redeemable preferred stock with a par value of $0.001 per share and a liquidation value of $12,500 per share. Each share of Series C convertible preferred stock may be converted, at the option of the shareholder, into 25,000 shares of common stock or a total of 1,200,000 shares of common stock. Each share of preferred stock has 15 times the number of votes its conversion-equivalent number of shares of common stock, or 375,000 votes per share of preferred stock. The 48 shares of preferred stock will have an aggregate of 18 million votes.

On June 28, 2007, we sold 8 shares of Series C preferred stock for $100,000 in cash to SAI Corporation ("SAIC"), a corporation controlled by Stephen Sperco ("Sperco"). We also granted to SAIC warrants to purchase up to 1,000,000 common shares at $0.17 per share expiring in June 2012. On the same day we sold 40 shares of Series C preferred stock for $500,000 in cash to Sperco. We also granted to Sperco warrants to purchase up to 5,000,000 common shares at $0.17 per share expiring in June 2012. Mr. Sperco is our CEO and a director. On February 14, 2008, as a result of an equity transaction described below in Common Stock item (2), certain adjustment provisions in these warrant agreements were triggered. Pursuant to the adjustment provisions, the exercise price of the previously issued warrants to purchase 6,000,000 common shares at $0.17 per share was reduced to $0.0333334 per share.

Based upon the $600,000 investment in Series C preferred stock, we allocated the relative fair value of $100,000 to preferred stock and $500,000 to the warrants.

Bluegate analyzed the conversion feature associated with the preferred stock for derivative accounting consideration under ASC 815-20 Accounting for Derivative Instruments and Hedging Activities and ASC 815-15 Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company's Own Stock. Bluegate determined the conversion feature met the criteria for classification in equity and did not require derivative treatment under ASC 815-20 and ASC 815-15.

In accordance with ASC 470-20, Application of Issue No. 98-5 Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, which provides guidance on the calculation of a beneficial conversion feature on a convertible instrument, Bluegate has determined that the Series C shares issued had an aggregate beneficial conversion feature of $500,000 as of the date of issuance, resulting in a total discount of $600,000. Bluegate recorded this beneficial conversion feature as a deemed dividend upon issuance.

The warrants issued in this transaction were subject to a registration rights agreement which required Bluegate to register the underlying shares by September 28, 2007 or pay liquidated damages of 1.5% of the purchase price of the investment each month the shares were not registered. We filed with the Securities and Exchange Commission a Registration Statement which was effective as of August 30, 2007 with respect to these securities. There is no liability related to the registration rights agreements.

As a result of this transaction, net operating losses accumulated up through the change in control are limited by Internal Revenue Code Section 382 due to the change in control (see above footnote 8 – Income Taxes).

SERIES D PREFERRED STOCK

In May 2010, Bluegate’s board of directors approved the issuance of 10 shares of Series D voting convertible non-redeemable preferred stock with a par value of $.001 per share and a liquidation value of $8,725 per share. Each share of Series D convertible preferred stock may be converted, at the option of the shareholder, into 25,000 shares of common stock or a total of 250,000 shares of common stock. Each share of preferred stock has 150 times the number of votes its conversion-equivalent number of shares of common stock, or 3,750,000 votes per share of preferred stock. The 10 shares of preferred stock will have an aggregate of 37,500,000 million votes.

On May 22, 2010, we sold 10 shares of Series D preferred stock to SAI Corporation (“SAIC”), a corporation controlled by Stephen Sperco by modifying the existing Promissory Note and Security Agreement as follows: (1) SAIC's waiver of accrued interest of $84,740 for the period from February 1, 2010 through May 22, 2010, and (2) SAIC's waiver of any applicable interest payments for the period from May 23, 2010 through December 31, 2010 (estimated to be up to $109,973 without any present value effect). See footnote 6.

STOCK OPTION PLANS

The Company had adopted the 2002 Stock and Stock Option Plan under which incentive stock options for up to 450,000 common shares may be awarded to officers, directors and key employees. The plan was designed to attract and reward key executive personnel. As of December 31, 2007, Bluegate has granted all 450,000 options and the 2002 stock plan is not active.

Stock options granted pursuant to the 2002 plan expire as determined by the board of directors. All of the options granted were at an option price equal to the fair market value of the common stock at the date of grant.

In 2005 the Company adopted the 2005 Stock and Stock Option Plan. The purpose of the 2005 plan is to further our interests, our Subsidiaries and our stockholders by providing incentives in the form of stock options to key employees, consultants, directors and others who contribute materially to our success and profitability. The grants recognize and reward outstanding individual performances and contributions and will give such persons a proprietary interest in us, thus enhancing their personal interest in our continued success and progress. The 2005 Plan also assists us and our subsidiaries in attracting and retaining key employees and Directors and is administered by the Board of Directors. The Board of Directors has the exclusive power to select the participants, to establish the terms of the stock and options granted to each participant, provided that all options granted shall be granted at an exercise price equal to at least 85% of the fair market value of the common stock covered by the option on the grant date and to make all determinations necessary or advisable under the 2005 plan. The maximum aggregate number of shares of common stock that may be granted or optioned and sold under the plan is 3,000,000 shares. As of December 31, 2011, 1,132,685 shares of common stock have been granted.

When applicable, Bluegate uses the Black-Scholes option pricing model to value stock options and warrants and the simplified method of calculating expected term as described in ASC 718.

SUMMARY OF STOCK OPTIONS

Non-statutory Stock Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)
Outstanding at January 1, 2010	9,833,597	$0.39
Forfeited	(2,928,164)	0.42
Outstanding at January 1, 2011	6,905,433	0.29
Forfeited	(5,900,101)	0.39
Outstanding and exercisable at December 31, 2011	1,005,332	0.29	0.53

There was no aggregate intrinsic value of options outstanding or exercisable at December 31, 2011.

Options Outstanding	Options Currently Exercisable	Remaining Contractual Term (Years)	Exercise Price ($)	Vesting Date

2,083	2,083	0	0.34 - 0.80	January 2007
158,333	158,333	0 - 1	0.34 - 0.80	February 2007
58,333	58,333	0 - 1	0.34 - 0.80	March 2007
13,333	13,333	0 - 1	0.34 - 0.80	April 2007
23,333	23,333	0 - 1	0.34 - 0.80	May 2007
188,333	188,333	0 - 1	0.34 - 0.80	June 2007
23,333	23,333	0 - 1	0.34 - 0.80	July 2007
13,333	13,333	0 - 1	0.34 - 0.74	August 2007
23,333	23,333	0 - 1	0.19 - 0.74	September 2007
13,333	13,333	0 - 1	0.34	October 2007
13,750	13,750	0 - 1	0.25 - 0.34	November 2007
355,750	355,750	0 - 1	0.17 - 0.34	December 2007
17,500	17,500	0 - 1	0.25 - 0.34	January 2008
6,250	6,250	0 - 1	0.25 - 0.34	February 2008
6,250	6,250	0 - 1	0.25 - 0.34	March 2008
6,250	6,250	0 - 1	0.25 - 0.34	April 2008
5,417	5,417	0 - 1	0.25 - 0.34	May 2008
5,417	5,417	0 - 1	0.25 - 0.34	June 2008
2,917	2,917	0 - 1	0.25 - 0.34	July 2008
2,917	2,917	0 - 1	0.25 - 0.34	August 2008
2,917	2,917	0 - 1	0.25 - 0.34	September 2008
2,917	2,917	0 - 1	0.25 - 0.34	October 2008
2,917	2,917	0 - 1	0.25 - 0.34	November 2008
2,921	2,921	0 - 1	0.25 - 0.34	December 2008
417	417	1	0.25	January 2009
417	417	1	0.25	February 2009
50,417	50,417	1	0.10 - 0.25	March 2009
417	417	1	0.25	April 2009
417	417	1	0.25	May 2009
417	417	1	0.25	June 2009
417	417	1	0.25	July 2009
417	417	1	0.25	August 2009
417	417	1	0.25	September 2009
409	409	1	0.25	October 2009
1,005,332	1,005,332

SUMMARY OF STOCK WARRANTS

	NUMBER OF SHARES UNDER WARRANTS	EXERCISE PRICES ($)	WEIGHTED AVERAGE EXERCISE PRICE ($)	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM (YEARS)
Outstanding at January 1, 2010	17,437,800	0.03 - 1.00	0.30
Forfeited	(1,196,667)	0.03 - 0.50	0.17
Outstanding at January 1, 2011	16,241,133	0.03 - 1.00	0.31
Forfeited or Canceled	(15,186,133)	0.03 - 1.00	0.29
Outstanding and Exercisable at December 31, 2011	1,055,000	0.03 - 1.00	0.68	0.30

There was no aggregate intrinsic value of the warrants at December 31, 2011.

NUMBER OF COMMON STOCK EQUIVALENTS	CURRENTLY EXERCISABLE	EXPIRATION DATE	REMAINING CONTRACTUAL LIFE (YEARS)	EXERCISE PRICE ($)
290,000	290,000	February 2012	1	0.75
145,000	145,000	February 2012	1	1.00
100,000	100,000	February 2012	1	0.03
200,000	200,000	March 2012	1	0.75
100,000	100,000	March 2012	1	1.00
60,000	60,000	May 2012	1	0.75
30,000	30,000	May 2012	1	1.00
130,000	130,000	January 2013	2	0.17
1,055,000	1,055,000

EQUITY TRANSACTIONS

Conversion of Debt to Equity:

On December 29, 2011 we issued 20,000,000 shares of common stock for the cancellation of 7,500,000 warrants and the partial settlement of the related party promissory note for $30,000 and the waiving of accrued interest payable of $230,000, for a total of $260,000. The debt and interest was relieved and the company would have reported a gain except that the transaction was with a related party. SAI Corporation, an entity controlled by Stephen Sperco, Director and CEO, received 20,000,000 shares.

As of December 31, 2011, the company has outstanding: (i) 46,033,565 shares of common stock; (ii) 1,055,000 warrants; (iii) 1,005,332 options; and, (iv) preferred stock that are convertible into 1,450,000 shares of common stock, resulting in on a fully diluted basis, 49,543,897 shares of common stock. The company has 50,000,000 shares of common stock authorized by our Articles of Incorporation.

When applicable, Bluegate uses the Black-Scholes option pricing model to value stock options and warrants and the simplified method of calculating expected term as described in ASC 718.